CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE (LOSS)/INCOME - USD ($)		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Income Statement [Abstract]
Revenues		$ 7,178,997	$ 4,835,167	$ 859,344
Cost of revenues		(3,807,277)	(2,426,213)	(30,896)
Gross profit		3,371,720	2,408,954	828,448
Operating expenses
Selling, general & administrative expenses		(3,115,858)	(478,423)	(10,886)
Total operating expenses		(3,115,858)	(478,423)	(10,886)
Income from operations		255,862	1,930,531	817,562
Other income/(expenses)
Other income		13	258	0
Other expenses		(259,649)	(21,844)	0
Gain on disposal of joint venture		166,607	0	0
Total other income/(expenses), net		(93,029)	(21,586)	0
Income from continuing operations before provision of income taxes		162,833	1,908,945	817,562
Provision for income taxes expenses		(358,886)	(431,139)	(114,958)
Net (loss)/income from continuing operations		(196,053)	1,477,806	702,604
Discontinued operations
Income from discontinued operations, net of income tax		0	167,820	845,743
Loss on sale of discontinued operations, net of income tax		0	(880,707)	0
(Loss) /Income from discontinued operations, net of income tax		0	(712,887)	845,743
Net (loss)/income		(196,053)	764,919	1,548,347
Other comprehensive (loss)/income
Foreign currency translation adjustment		(26,347)	133,788	(9,281)
Total comprehensive (loss)/income		$ (222,400)	$ 898,707	$ 1,539,066
Weighted average number of ordinary shares outstanding:
Weighted average Class A ordinary shares outstanding, basic (in Shares)	[1]	267,568	105,975	100,000
Earnings per ordinary share-Continuing operations
Earnings per ordinary share-Continuing operation - Basic (in Dollars per share)	[2]	$ (0.73)	$ 13.94	$ 7.03
Earnings per ordinary share-Continuing operation - Diluted (in Dollars per share)	[2],[3]	(0.73)	13.94	7.03
Earnings per ordinary share-Discontinued operations
Earnings per ordinary share-Discontinued operation - Basic (in Dollars per share)		0	(6.73)	8.46
Earnings per ordinary share-Discontinued operation - Diluted (in Dollars per share)	[3]	$ 0	$ (6.73)	$ 8.46

[1]	Retroactively restated for effect of 1-for-25 reverse stock splits on March 16, 2026 and 1-for-4 reverse stock splits on October 30, 2026.
[2]	For the year ended June 30, 2026, potential dilutive ordinary shares, specifically including warrants and convertible notes, were excluded from the calculation of diluted earnings per share because their inclusion would have an anti-dilutive effect on the Company's net loss.
[3]	Retroactively restated for effect of 1-for-25 reverse stock splits on March 16, 2026 and 1-for-4 reverse stock splits on October 30, 2026.